Finance Income - Summary of Finance Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Material income and expense [abstract]
Interest income	$ 3,394,726	$ 3,227,496	$ 235,468
Total finance income	$ 3,394,726	$ 3,227,496	$ 235,468